GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	December 31, 2022	December 31, 2021	December 31, 2020
Professional services	1,105	1,089	1,257
Wages and salaries related	935	752	409
Travel expenses	223	-	65
Office and maintenance	145	116	120
Share based compensation	137	331	436
Insurance	60	102	101
Depreciation and amortization	35	28	16
Other	83	64	43
Total	2,723	2,482	2,447